Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Assets and Liabilities Measured at Fair Value on Recurring Basis, Including Financial Assets and Liabilities

Assets and liabilities measured at fair value on a recurring basis, including financial assets and liabilities for which the Company has elected the fair value option, are summarized below:

Fair Value Measurements at December 31, 2012 Using Significant Other Observable Inputs (Level 2)
Financial Assets:
Securities available for sale:
Corporate debt	$4,365
State and municipal	1,986
Issued by U.S. government-sponsored entities and agencies:
Mortgage-backed securities - residential	1,486
Collateralized mortgage obligations	9,802

Total securities available for sale	$17,639

Loans held for sale	$623

Yield maintenance provisions (embedded derivatives)	$990

Interest rate lock commitments	$45

Financial Liabilities:
Interest-rate swaps	$990

Fair Value Measurements at December 31, 2011 Using Significant Other Observable Inputs (Level 2)
Financial Assets:
Securities available for sale:
Issued by U.S. government-sponsored entities and agencies:
Mortgage-backed securities - residential	$1,673
Collateralized mortgage obligations	16,843

Total securities available for sale	$18,516

Loans held for sale	$1,210

Yield maintenance provisions (embedded derivatives)	$999

Interest rate lock commitments	$39

Financial Liabilities:
Interest-rate swaps	$999

Assets Measured at Fair Value on a Non-Recurring Basis

Assets measured at fair value on a non-recurring basis are summarized below:

Fair Value Measurements at December 31, 2012 Using
Significant Unobservable Inputs (Level 3)
Impaired loans:
Commercial	$121
Real Estate:
Single-family residential	57
Multi-family residential	2,070
Commercial:
Non-owner occupied	1,806
Owner occupied	1,244
—
—

Total impaired loans	$5,298

	Fair Value Measurements at December 31, 2011 Using
	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Loan servicing rights	$9

Impaired loans:
Commercial		$108
Real Estate:
Multi-family residential		3,065
Commercial:
Non-owner occupied		2,887
Owner occupied		516
Land		233

Total impaired loans		$6,809

Foreclosed assets
Land		$1,209

Financial Instruments Measured at Fair Value on Non-Recurring Basis

	Fair Value	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)
Impaired loans:
Commercial	$121	Income approach	Adjustment for differences in net operating income expectations	-10.0%
Single-family residential	57	Comparable sales approach	Adjustment for differences between the comparable market transactions	2.3%
Commercial real estate:
Multi-family residential	2,070	Comparable sales approach	Adjustment for differences between the comparable market transactions	-39.0% to -27.1% (-32.7%)
Commercial:
Non-owner occupied	1,806	Comparable sales approach	Adjustment for differences between the comparable market transactions	-12.2% to 16.7% (-7.3%)
Owner occupied	1,244	Comparable sales approach	Adjustment for differences between the comparable market transactions	-6.3% to 0.5% (-0.8%)

Aggregate Fair Value, Contractual Balance (Including Accrued Interest) and Gain or Loss

As of December 31, 2012 and December 31, 2011, the aggregate fair value, contractual balance (including accrued interest) and gain or loss was as follows:

	December 31, 2012	December 31, 2011
Aggregate fair value	$623	$1,210
Contractual balance	595	1,196
Gain	28	14

Amount of Gains and Losses from Changes in Fair Value Included in Earnings

The total amount of gains and losses from changes in fair value included in earnings for the year ended December 31, 2012, 2011 and 2010 for loans held for sale were:

	2012	2011	2010
Interest income	$46	$40	$40
Interest expense	—	—	—
Change in fair value	14	(5)	19

Total change in fair value	$60	$35	$59

Carrying Amount and Estimated Fair Values of Financial Instruments

Carrying amount and estimated fair values of financial instruments at year-end were as follows:

	Fair Value Measurements at December 31, 2012 Using:
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$25,152	$25,152	$—	$—	$25,152
Interest-bearing deposits in other financial institutions	2,726	2,726		—	2,726
Securities available for sale	17,639	—	17,639	—	17,639
Loans held for sale	623	—	623	—	623
Loans, net	153,043	—	—	156,256	156,256
FHLB stock	1,942	—	—	—	n/a
Accrued interest receivable	105	10	95	—	105
Yield maintenance provisions (embedded derivatives)	990	—	990	—	990
Interest rate lock commitments	45	—	45	—	45
Financial liabilities
Deposits	$(173,508)	$(75,340)	$(99,946)	$—	$(175,286)
FHLB advances	(10,000)	—	(10,338)	—	(10,338)
Subordinated debentures	(5,155)	—	(2,999)	—	(2,999)
Accrued interest payable	(98)	—	(98)	—	(98)
Interest-rate swaps	(990)	—	(990)	—	(990)

The carrying amounts and estimated fair values of financial instruments at December 31, 2011 were as follows:

	December 31, 2011
	Carrying	Fair
	Amount	Value
Financial assets
Cash and cash equivalents	$61,436	$61,436
Interest-bearing deposits in other financial institutions	1,984	1,984
Securities available for sale	18,516	18,516
Loans held for sale	1,210	1,210
Loans, net	151,160	155,159
FHLB stock	1,942	n/a
Accrued interest receivable	92	92
Yield maintenance provisions (embedded derivatives)	999	999
Interest rate lock commitments	39	39
Financial liabilities
Deposits	$(217,049)	$(219,235)
FHLB advances	(15,742)	(16,327)
Subordinated debentures	(5,155)	(2,810)
Accrued interest payable	(300)	(300)
Interest-rate swaps	(999)	(999)